VIA EDGAR

December 20, 2017

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

RE:	FSI Low Beta Absolute Return Fund (“Fund”)
File No. 811-22595 / 333-207185

To Whom It May Concern:

On behalf of the Fund, transmitted herewith for filing with the U.S. Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “Investment Company Act”), is an amendment to the Fund’s Registration Statement on Form N-2 which was filed with the Commission on December 20, 2017 (the “Registration Statement”), which amendment constitutes Post-Effective Amendment No. 4 to the Registration Statement under the Securities Act and Amendment No. 15 to the Registration Statement under the Investment Company Act (the “Amendment”).

This Registration Statement has been tagged to indicate paragraphs that include changes made from Amendment No. 14 to the Fund’s currently effective registration statement on Form N-2 (the “Current Registration Statement”), which was filed with the Commission on October 27, 2017.

Separately, we have filed a request for acceleration for Friday, December 22, 2017.

If you should have any questions regarding the enclosed information, please contact me directly at (207) 228-7182.  Thank you.

Kind regards,

Edward C. Lawrence